July 2, 2014
VIA EDGAR
The United States Securities and
    Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Variable Account-II
Nationwide Life Insurance Company
Post-Effective Amendment No. 12 (File No. 333-177316)
CIK Number: 0000356514
Ladies and Gentlemen:
We are filing on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-II (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"):
1.	One complete copy of Post-Effective Amendment No. 12 to the Variable Account's Registration Statement ("Post-Effective Amendment"); and
2.	One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.
The purpose of this filing is as follows:
1.	To add a new benefit called Enhanced Surrender Value for Terminal Illness that allows contract owners who have been in the contract for one year and are terminally ill to surrender the contract and receive the value of the death benefit.
2.	To make available Dollar Cost Averaging for Living Benefits for the Nationwide Lifetime Income Capture option.
3.	To update how Nationwide processes the Roll-up Interest Rate for the Nationwide Lifetime Income Capture option. The updates to the Roll-up Interest Rate are primarily intended to address how Nationwide calculates the Roll-up Interest Rate when changes to the rates used to calculate the Roll-up Interest Rate occur between the time the contract owner signs the application and the time the contract is issued.
4.	The Contract contains a bonus credit under the Extra Value Credit Feature ("Credit"). Currently Nationwide recaptures Credits applied to a Contract that is surrendered pursuant to the free look provision. Under this filing Nationwide intends to also recapture Credits when the annuitant dies and a death benefit becomes payable before the first contract anniversary. Nationwide applied for and received an exemptive order to recapture such Credits (File No. 812-13756) and Nationwide has determined that the recapture of Credits in connection with the Contract falls within the relief previously granted.
Changes since Post-Effective Amendment No. 11 are noted in the supplement.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

This Post-Effective Amendment shall be effective on September 2, 2014, pursuant to Rule 485(a) under the 1933 Act. Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act. The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The United States Securities
    and Exchange Commission
July 2, 2014

In addition, Nationwide acknowledges all of the following:
•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;
•	that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and
•	that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
Please contact me direct at (614) 677-6123 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ BEN MISCHNICK
Ben Mischnick
Assistant General Counsel
cc: Ms. Naseem Nixon
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies